Financial Risk Management - Deposits by Domestic and Foreign Offices (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	¥ 21,611,514	¥ 19,853,552
Interest-bearing demand deposits	52,154,265	51,281,995
Deposits at notice	10,355,664	10,330,269
Time deposits	25,655,132	29,525,875
Negotiable certificates of deposit	11,220,285	11,880,938
Others	7,464,667	7,422,661
Deposits	128,461,527	130,295,290
Domestic [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	20,370,064	18,737,973
Interest-bearing demand deposits	49,580,166	48,879,089
Deposits at notice	855,978	1,066,201
Time deposits	18,185,591	22,269,409
Negotiable certificates of deposit	5,408,021	6,021,236
Others	7,338,619	7,290,869
Deposits	101,738,439	104,264,777
Foreign [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	1,241,450	1,115,579
Interest-bearing demand deposits	2,574,099	2,402,906
Deposits at notice	9,499,686	9,264,068
Time deposits	7,469,541	7,256,466
Negotiable certificates of deposit	5,812,264	5,859,702
Others	126,048	131,792
Deposits	¥ 26,723,088	¥ 26,030,513